Organization and Nature of Operations (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of operating subsidiaries
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”)	June 1, 2018	PRC	US$ 36,100,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd.	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Hangzhou C’est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”)	August 26, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”)	March 1, 2021	PRC	RMB 10,000,000	51% by Hangzhou C’est la vie	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd.	August 21, 2017	PRC	RMB 10,000,000	70% by Hangzhou C’est la vie	Online sales
Putian City Hanjiang District Luochen Network Technology Co., Ltd. (“Putian Luochen”)	February 8, 2021	PRC	RMB 100,000	100% by Hangzhou C’est la vie	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd.	February 9, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales

Putian City Hanjiang District Zhiran Trading Co., Ltd.	February 8, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”)	November 30, 2020	PRC	RMB 10,000,000	100% by Hangzhou C’est la vie	Online sales
Shunchang Qida Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Fujian Daji Media Co., Ltd. (“Daji”)	February 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Live streaming service
Happy Buy (Nanping) Automobile Sales Co., Ltd.	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”)	December 29, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Shunchang Salt Sweet Network Technology Co., Ltd.	July 9, 2021	PRC	RMB 500,000	100% by Shunchang Haiwushuo	Online Sales
Haiwushuo (Hangzhou) Media Technology Co., Ltd.	October 29, 2021	PRC	RMB 1,000,000	100% by Shunchang Haiwushuo	Advertising service, online sales
Shunchang County Partners Supply Chain Management Co., Ltd.	June 11, 2021	PRC	RMB 2,000,000	51% by Hangzhou C’est la vie	Online Sales, Advertising
Shunchang Youxi e-commerce Co., Ltd.	May 18, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online Sales
Haiwushuo (Fujian) Food Co., Ltd.	March 9, 2022	PRC	RMB 10,000,000	51% by Nanping Happiness	Advertising service, online sales
Happy Unicorn (Hangzhou) Network Technology Co., Ltd. (“Happy Unicorn”)	June 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service, online sales, automobile sales, Internet technology service
Ganzhou Youjia New Energy Automobile Sales Co., Ltd.	May 10, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Happy car source (Ningbo) Automobile Service Co., Ltd.	May 14, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Wuhan Xingfu Youxuan Automobile Sales Co., Ltd.	May 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Zhejiang Yiche Chuxing Technology Co., Ltd.	May 26, 2020	PRC	RMB 10,000,000	100% by Hangzhou Taochejun	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd.	October 27, 2020	PRC	RMB 50,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd.	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
Taochejun (Xi’an) Car Rental Co., Ltd.	August 20, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fuzhou) Automotive Technology Co., Ltd.	December 27, 2019	PRC	RMB 30,000,000	60% by Fujian Taochejun	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd.	July 12, 2021	PRC	RMB 1,000,000	100% by Fujian Taochejun	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd.	May 28, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd.	December 4, 2020	PRC	RMB 30,000,000	70% by Fujian Taochejun	Automobile sales, online sales
Hangzhou Happiness Youche Automobile Partnership (Limited partnership)	December 29, 2021	PRC	RMB 3,000,000	60% by Nanping Happiness	automobile parts sales
Shunchang Bangren Electronic Commerce Co., Ltd. (a)	December 3, 2020	PRC	RMB 1,000,000	100% by Fujian Lever	Online sales

Shunchang Shenzhou Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 1,000,000	100% by Fujian Seravi	Online sales
Shunchang Tongyuan Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Guangxiang Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Lishijin Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Wangfu Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Yibo Electronic Commerce Co., Ltd. (a)	December 1, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Runhao Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang fanyanfull Electronic Commerce Co., Ltd. (a)	May 8, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Fanquguan Electronic Commerce Co., Ltd. (a)	April 23, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Youqiangdiao Electronic Commerce Co., Ltd. (a)	April 16, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Shangyoupin Electronic Commerce Co., Ltd. (a)	April 15, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Fuzhou baodeng Trading Co., Ltd (“Fuzhou Baodeng”) (b)	April 1, 2021	PRC	RMB 4,000,000	51% by Happy Unicorn	Online sales
Fuzhou Dachen e-commerce Co., Ltd (b)	April 1, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Fuzhou Nanen Trading Co., Ltd (b)	April 1, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Fuzhou Dechen Trading Co., Ltd (b)	April 1, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Fuzhou lehuang Trading Co., Ltd (b)	June 11, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Happy Doddo (Fujian) Network Technology Co. , Ltd. (“Happy Doddo”) (c)	June 28, 2021	PRC	RMB 10,000,000	51% by Happy Unicorn	Online sales
Shunchang Shenghui Electronic Commerce Co., Ltd. (c)	December 3, 2020	PRC	RMB 200,000	100% by Happy Doddo	Online sales
Shunchang Wansheng Electronic Commerce Co., Ltd. (c)	December 2, 2020	PRC	RMB 30,000	100% by Happy Doddo	Online sales
Shunchang Jiefei Electronic Commerce Co., Ltd. (c)	December 2, 2020	PRC	RMB 30,000	100% by Happy Doddo	Online sales
Shunchang Zhibo Electronic Commerce Co., Ltd. (c)	December 3, 2020	PRC	RMB 1,000,000	100% by Happy Doddo	Online sales
Shunchang Herui Electronic Commerce Co., Ltd. (c)	December 1, 2020	PRC	RMB 100,000	100% by Happy Doddo	Online sales
Shunchang Xiaocongcong Electronic Commerce Co., Ltd. (d)	December 3, 2020	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Shunchang Xianghong Electronic Commerce Co., Ltd. (e)	December 2, 2020	PRC	RMB 200,000	100% by Happy Optimal	Online sales
Shunchang Happy Cat Electronic Commerce Co., Ltd. (f)	December 3, 2020	PRC	RMB 200,000	100% by Happy Optimal	Online sales
Shunchang Subobo E-commerce Co. , Ltd. (f)	July 9, 2021	PRC	RMB 500,000	100% by Happy Optimal	Online sales
Happy Feiyue (Fujian) Network Technology Co., Ltd. (“Happy Feiyue”) (g)	March 19, 2021	PRC	RMB 10,000,000	51% by Happy Unicorn	Online sales
HAPPINESS (HK) TECHNOLOGY LIMITED (g)	April 8, 2021	PRC	HK$ 10,000	100% by Happy Feiyue	Online sales